Stock-Based Compensation (Tables)	12 Months Ended
Oct. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity

Stock-option activity in the fiscal year ended October 31, 2016:

	Number Of Shares	Weighted Average Exercise Price
Outstanding, November 1, 2014	71,533	$39.24
Granted	55,070	$4.44
Forfeited	(14,188)	$31.98
Expired	(15,834)	$61.08
Outstanding, October 31, 2015	96,581	$16.92
Granted	347,010	$4.84
Forfeited	(12,258)	$36.97
Exercised	(31,657)	$4.08
Expired	(17,656)	$30.72
Outstanding, October 31, 2016	382,020	$5.73
Options exercisable, October 31, 2016	205,941	$6.50
Weighted-average grant date fair value of options granted during the year		$3.38

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions for the years ended October 31:

	October 31,
	2016	2015
Risk free annual interest rate	1.0-1.7%	1.4%
Expected volatility	77-79%	80%
Expected life	2.75-5.00 years	4.77 years
Assumed dividends	None	None

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity

Restricted-stock activity in the fiscal year ended October 31, 2016:

	Number of shares	Weighted-Average Grant-Date Fair Value
Unvested, January 1, 2015	21,040	$28.56
Granted	339,813	$6.66
Vested	(113,482)	$8.88
Forfeited	(16,572)	$7.98
Unvested, December 31, 2015	230,799	$7.47
Granted	356,666	$5.14
Vested	(312,636)	$6.10
Unvested, December 31, 2016	274,829	$6.00